Income Taxes - Summary of Components of Current and Deferred Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Income (loss) before income tax expense	¥ (1,547,959)		¥ (2,681,445)	¥ 147,335
Current tax expense	4,507		3,519	75,671
Deferred income tax expenses (benefits)	(5,428)	$ (852)	3,451	(3,695)
Total income tax expense (benefit)	¥ (921)	$ (145)	¥ 6,970	¥ 71,976